Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated statement of comprehensive income
Loss for the year	£ (33,023)	£ (113,159)	£ (28,678)
Items that may be subsequently reclassified to profit or loss
Movements on hedges	1,631	(6,669)	4,070
Income tax (expense)/credit relating to movements on hedges	(408)	1,667	(1,018)
Other comprehensive income/(loss) for the year, net of income tax	1,223	(5,002)	3,052
Total comprehensive loss for the year	£ (31,800)	£ (118,161)	£ (25,626)